UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO 64111

 (Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2014

Date of reporting period: 08/31/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2014 (Unaudited)

	Shares	Value

Common Stock - 94.44%

Auto Parts & Equipment - 5.51%
Dana Holding Corp.	20,000	$464,600
Goodyear Tire & Rubber Co.	25,000	649,250
		1,113,850
Banks - 4.58%
First Republic Bank	10,000	489,000
Zions Bancorporation	15,000	437,100
		926,100
Beverages - 7.42%
* Constellation Brands, Inc. - Class A	10,000	870,900
Dr. Pepper Snapple Group, Inc.	10,000	629,200
		1,500,100
Chemicals - 2.83%
LyondellBasell Industries NV	5,000	571,750

Commercial Services - 8.13%
Cintas Corp.	10,000	661,400
* Quanta Services, Inc.	15,000	545,100
Western Union Co.	25,000	436,750
		1,643,250

Computers - 4.64%
Seagate Technology PLC	5,000	312,900
* Syntel, Inc.	7,000	625,590
		938,490
Electrical Components & Equipment - 3.01%
Energizer Holdings, Inc.	5,000	607,600

Food - 1.72%
McCormick & Co., Inc.	5,000	348,450

Hand & Machine Tools - 8.03%
Lincoln Electric Holdings, Inc.	8,000	568,800
Snap-On, Inc.	5,500	687,225
Stanley Black & Decker, Inc.	4,000	366,000
		1,622,025
Healthcare - Products - 5.91%
DENTSPLY International, Inc.	10,000	477,050
* Henry Schein, Inc.	6,000	718,140
		1,195,190
Healthcare - Services - 6.18%
Quest Diagnostics, Inc.	8,000	505,680
Universal Health Services, Inc.	6,500	743,860
		1,249,540
Household Products & Wares - 3.32%
Newell Rubbermaid, Inc.	20,000	670,400

Internet - 1.72%
IAC/InterActiveCorp	5,000	347,950

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2014 (Unaudited)

	Shares	Value

Common Stock - 94.44% (continued)

Machinery - Diversified - 3.66%
* Chart Industries, Inc.	5,000	$334,450
Nordson Corp.	5,000	405,300
		739,750

Mining - 2.48%
Silver Wheaton Corp.	20,000	500,200

Miscellaneous Manufacturing - 2.48%
Hillenbrand, Inc.	15,000	501,600

Oil & Gas - 3.19%
Energen Corp.	8,000	643,840

Oil & Gas Services - 2.94%
* Cameron International Corp.	8,000	594,640

Pharmaceuticals - 6.30%
* Salix Pharmaceuticals Ltd.	8,000	1,272,880

Private Equity - 1.69%
Apollo Global Management LLC	14,000	341,600

Real Estate - 2.37%
W.P. Carey, Inc.	7,000	477,960

Retail - 3.91%
* Rite Aid Corp.	30,000	186,600
Ross Stores, Inc.	8,000	603,360
		789,960
Semiconductors - 2.42%
Microchip Technology, Inc.	10,000	488,300

Total Common Stock (Cost $11,857,758)		19,085,425

Exchange-Traded Funds - 1.41%
* SPDR Gold Shares	2,300	284,878

Total Exchange-Traded Funds (Cost $187,561)		284,878

Investment Companies - 4.24%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	857,116	857,116

Total Investment Companies (Cost $857,116)		857,116

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2014 (Unaudited)

Value

Total Investments (Cost $12,902,435) - 100.09%	$20,227,419
Liabilities In Excess of Other Assets, net - (0.09)%	(17,502)

Net Assets - 100.00%	$20,209,917

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2014 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:
NV - Naamloze Vennootschap (Dutch)

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2014 (Unaudited)

	% of Net
Industry	Assets	Value

Auto Parts & Equipment	5.51%	$1,113,850
Banks	4.58%	926,100
Beverages	7.42%	1,500,100
Chemicals	2.83%	571,750
Commercial Services	8.13%	1,643,250
Computers	4.64%	938,490
Electrical Components & Equipment	1.41%	284,878
Exchange-Traded Funds	3.01%	607,600
Food	1.72%	348,450
Hand & Machine Tools	8.03%	1,622,025
Healthcare - Products	5.91%	1,195,190
Healthcare - Services	6.18%	1,249,540
Household Products & Wares	3.32%	670,400
Internet	1.72%	347,950
Investment Companies	4.24%	857,116
Machinery - Diversified	3.66%	739,750
Mining	2.48%	500,200
Miscellaneous Manufacturing	2.48%	501,600
Oil & Gas	3.19%	643,840
Oil & Gas Services	2.94%	594,640
Pharmaceuticals	6.30%	1,272,880
Private Equity	1.69%	341,600
Real Estate	2.37%	477,960
Retail	3.91%	789,960
Semiconductors	2.42%	488,300
	100.09%	$20,227,419

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2014 (Unaudited)

	Shares	Value

Common Stock - 95.23%

Apparel - 5.54%
* Deckers Outdoor Corp.	10,000	$922,400

Banks - 7.61%
Bryn Mawr Bank Corp.	15,000	441,300
Heartland Financial USA, Inc.	15,900	380,328
* Preferred Bank/Los Angeles, CA	18,500	444,370
		1,265,998
Chemicals - 2.90%
Stepan Co.	10,000	482,900

Commercial Services - 14.47%
Deluxe Corp.	15,000	893,250
Ennis, Inc.	35,000	505,050
H&E Equipment Services, Inc.	13,000	531,830
Heartland Payment Systems, Inc.	10,000	477,700
		2,407,830
Computers - 1.68%
* Mercury Systems, Inc.	25,000	279,250

Cosmetics & Personal Care - 1.83%
Inter Parfums, Inc.	10,000	304,600

Electric - 6.13%
Black Hills Corp.	10,000	537,300
NorthWestern Corp.	10,000	482,800
		1,020,100

Environmental Control - 2.52%
Covanta Holding Corp.	20,000	419,800

Food - 4.19%
B&G Foods, Inc.	15,000	453,000
* Senomyx, Inc.	30,000	243,900
		696,900
Forest Products & Paper - 4.44%
* KapStone Paper and Packaging Corp.	24,000	737,760

Gas - 2.12%
Questar Corp.	15,000	$352,650

Healthcare - Services - 2.37%
HealthSouth Corp.	10,000	393,900

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2014 (Unaudited)

	Shares	Value

Common Stock - 95.23% (continued)

Home Furnishings - 1.58%
Daktronics, Inc.	20,000	263,200

Household Products & Wares - 4.31%
* Jarden Corp.	12,000	717,480

Iron & Steel - 2.63%
Carpenter Technology Corp.	8,000	437,840

Machinery - Construction & Mining - 4.63%
Hyster-Yale Materials Handling, Inc.	10,000	770,900

Oil & Gas - 5.11%
* Birchcliff Energy Ltd.	40,000	468,092
Precision Drilling Corp.	30,000	381,300
		849,392
Pipelines - 0.89%
* Eagle Rock Energy Partners LP	34,000	147,560

REITs - 4.64%
Ashford Hospitality Trust, Inc.	40,000	463,600
Rayonier, Inc.	9,000	308,430
		772,030
Retail - 2.96%
Buckle, Inc.	10,000	491,800

Semiconductors - 6.46%
* Silicon Image, Inc.	60,000	303,600
* SunEdison, Inc.	35,000	771,050
		1,074,650
Software - 1.84%
* Tangoe, Inc.	22,000	306,240

Telecommunications - 2.26%
* Iridium Communications, Inc.	40,000	376,000

Trucking & Leasing - 2.12%
Textainer Group Holdings Ltd.	10,000	352,800

Total Common Stock (Cost $10,560,836)		15,843,980

Investment Companies - 4.85%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	806,947	806,947

Total Investment Companies (Cost $806,947)		806,947

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2014 (Unaudited)

Value

Total Investments (Cost $11,367,783) - 100.08%	$16,650,927
Liabilities in Excess of Other Assets, net - (0.08)%	(13,004)
Net Assets - 100.00%	$16,637,923

*	Non-income producing investment.
*	Rate shown represents the rate at August 31, 2014 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2014 (Unaudited)

Industry	% of Net Assets	Value

Apparel	5.54%	$922,400
Banks	7.61%	1,265,998
Chemicals	2.90%	482,900
Commercial Services	14.47%	2,407,830
Computers	1.68%	279,250
Cosmetics & Personal Care	1.83%	304,600
Electric	6.13%	1,020,100
Environmental Control	2.52%	419,800
Food	4.19%	696,900
Forest Products & Paper	4.44%	737,760
Gas	2.12%	352,650
Healthcare - Services	2.37%	393,900
Home Furnishings	1.58%	263,200
Household Products & Wares	4.31%	717,480
Iron & Steel	2.63%	437,840
Machinery - Construction & Mining	4.63%	770,900
Investment Companies	4.85%	806,947
Oil & Gas	5.11%	849,392
Pipelines	0.89%	147,560
REITs	4.64%	772,030
Retail	2.96%	491,800
Semiconductors	6.46%	1,074,650
Software	1.84%	306,240
Telecommunications	2.26%	376,000
Trucking & Leasing	2.12%	352,800
Total	100.08%	$16,650,927

See Notes to Schedules of Investments.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2014 (Unaudited)

Organization
The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the Funds and individually the Mid-Cap Fund and Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2014 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2014:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$19,085,425	$-	$19,085,425
Exchange-Traded Funds	284,878	-	284,878
Investment Companies	-	857,116	857,116
Totals	$19,370,303	$857,116	$20,227,419

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$15,843,980	$-	$15,843,980
Investment Companies	-	806,947	806,947
Totals	$15,843,980	$806,947	$16,650,927

(a)
At August 31, 2014, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the end of the reporting period. There were no transfers between levels as of August 31, 2014, from the valuation input levels used on November 30, 2013.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2014 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$12,902,435	$7,551,757	$(226,773)	$7,324,984
Small-Cap Fund	11,512,768	5,749,510	(611,351)	5,138,159

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund is attributable primarily to differing book/tax treatment of partnership income.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 27, 2014